Treasury Stock (Details) ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Jun. 10, 2022 USD ($)
Class A Ordinary shares
Treasury Stock
Repurchase of common stock and has not been retired (in shares)	26.3		26.3
Total consideration	$ 58.5		¥ 417.3
Cancellation of the repurchased shares	18.3	18.3
Number of shares that are being held in treasury for restricted share award at the end of the year	5.3	5.3
Value of shares that are being held in treasury for restricted share award at the end of the year	$ 10.6	¥ 75.2
Maximum
Treasury Stock
Share repurchase program | $				$ 100.0